UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number        811-21471
Nuveen Tax Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Total Return Strategy Fund (JTA)
March 31, 2010

Shares	Description (1)				Value

	Common Stocks – 94.0% (70.2% of Total Investments)

	Aerospace & Defense – 5.9%

62,200	Lockheed Martin Corporation				$5,176,284
81,300	Raytheon Company				4,643,856

	Total Aerospace & Defense				9,820,140

	Commercial Banks – 3.2%

155,000	Banco Santander Central S.A.				2,056,850
106,500	Wells Fargo & Company				3,314,280

	Total Commercial Banks				5,371,130

	Commercial Services & Supplies – 3.1%

207,300	Pitney Bowes Inc.				5,068,485

	Communications Equipment – 2.8%

667,000	Motorola, Inc.				4,682,340

	Containers & Packaging – 1.0%

69,800	Packaging Corp. of America				1,717,778

	Diversified Financial Services – 4.7%

1,546,500	Citigroup Inc.				6,263,324
34,200	JPMorgan Chase & Co.				1,530,450

	Total Diversified Financial Services				7,793,774

	Diversified Telecommunication Services – 5.0%

105,500	AT&T Inc.				2,726,120
249,000	Frontier Communications Corporation				1,852,560
121,300	Verizon Communications Inc.				3,762,726

	Total Diversified Telecommunication Services				8,341,406

	Electric Utilities – 1.3%

52,200	EDP — Energias de Portugal, S.A., Sponsored ADR, (11)				2,078,703

	Food & Staples Retailing – 2.0%

151,500	Kroger Co.				3,281,490

	Household Products – 2.8%

74,600	Kimberly-Clark Corporation				4,690,848

	Industrial Conglomerates – 1.9%

175,000	General Electric Company				3,185,000

	Insurance – 18.0%

266,400	Genworth Financial Inc., Class A				4,885,776
243,600	Hartford Financial Services Group, Inc.				6,923,111
72,500	Loews Corporation				2,702,800
136,900	MetLife, Inc.				5,933,246
233,200	Symetra Financial Corporation				3,073,576
119,600	Travelers Companies, Inc.				6,451,223

	Total Insurance				29,969,732

	Machinery – 4.2%

50,800	Caterpillar Inc.				3,192,780
75,000	Ingersoll Rand Company Limited, Class A				2,615,250
55,200	Trinity Industries Inc.				1,101,792

	Total Machinery				6,909,822

	Media – 0.1%

3,177	SuperMedia Inc.				129,939

	Metals & Mining – 5.0%

82,000	AngloGold Ashanti Limited, Sponsored ADR				3,111,900
136,000	Barrick Gold Corporation				5,214,240

	Total Metals & Mining				8,326,140

	Oil, Gas & Consumable Fuels – 9.5%

100,500	ConocoPhillips				5,142,585
87,000	Eni S.p.A., Sponsored ADR				4,082,910
28,000	Exxon Mobil Corporation				1,875,440
81,600	Total S.A., Sponsored ADR				4,734,432

	Total Oil, Gas & Consumable Fuels				15,835,367

	Pharmaceuticals – 12.5%

94,500	GlaxoSmithKline PLC, ADR				3,640,140
185,500	Merck & Company Inc.				6,928,424
255,300	Pfizer Inc.				4,378,395
157,900	Sanofi-Aventis, ADR				5,899,144

	Total Pharmaceuticals				20,846,103

	Road & Rail – 1.5%

33,000	Union Pacific Corporation				2,418,900

	Software – 6.1%

304,500	CA Inc.				7,146,614
100,700	Microsoft Corporation				2,947,489

	Total Software				10,094,103

	Tobacco – 3.4%

109,400	Philip Morris International				5,706,304

	Total Common Stocks (cost $142,513,587)				156,267,504

Shares	Description (1)		Coupon	Ratings (2)	Value

	Convertible Preferred Securities – 0.3% (0.2% of Total Investments)

	Commercial Banks – 0.3%

500	Wells Fargo & Company, Convertible Bond		7.500%	A-	$488,500

	Total Convertible Preferred Securities (cost $421,350)				488,500

Shares	Description (1)		Coupon	Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 6.2% (4.6% of Total Investments)

	Capital Markets – 0.8%

20,600	Credit Suisse		7.900%	A3	$533,334
24,750	Deutsche Bank Capital Funding Trust V		8.050%	BBB+	630,383
5,250	Deutsche Bank Contingent Capital Trust III		7.600%	BBB+	130,410

	Total Capital Markets				1,294,127

	Commercial Banks – 1.2%

24,000	Banco Santander Finance		10.500%	A-	678,000
5,000	Barclays Bank PLC		8.125%	A-	128,700
25,000	Barclays Bank PLC		6.625%	A-	567,500
22,500	PNC Financial Services		9.875%	A3	656,100

	Total Commercial Banks				2,030,300

	Commercial Services & Supplies – 0.3%

500	Pitney Bowes Interntational Holdings, 144A		6.125%	A3	496,906

	Consumer Finance – 0.4%

5,000	HSBC Finance Corporation		6.360%	BBB	115,600
19,700	HSBC USA Inc., Series H		6.500%	A-	473,785

	Total Consumer Finance				589,385

	Electric Utilities – 1.7%

27,400	Georgia Power Company		6.125%	BBB+	688,288
5,000	Gulf Power Company		6.450%	BBB+	506,514
19,100	Mississippi Power Company		5.250%	A3	477,500
25,000	PPL Electric Utilities Corporation		6.250%	BBB	623,438
5,000	Southern California Edison Company		6.125%	Baa2	476,250

	Total Electric Utilities				2,771,990

	Insurance – 1.5%

3,000	Aegon N.V.		6.500%	BBB	61,440
30,000	Aegon N.V.		6.375%	BBB	610,200
22,800	Arch Capital Group Limited		8.000%	BBB-	588,696
25,000	Endurance Specialty Holdings Limited		7.750%	BBB-	612,750
28,500	Prudential PLC		6.750%	A-	690,840

	Total Insurance				2,563,926

	Multi-Utilities – 0.3%

5,400	Consolidated Edison Company of New York Inc.		5.000%	BBB	481,896

	Total $25 Par (or similar) Preferred Securities (cost $10,174,464)				10,228,530

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (4)	Ratings (2)	Value

	Variable Rate Senior Loan Interests – 28.2% (21.1% of Total Investments) (3)

	Chemicals – 0.5%

$897	Rockwood Specialties Group, Inc., Term Loan H	6.000%	7/30/12	Ba2	$902,733

	Commercial Services & Supplies – 0.6%

998	Universal City Development Partners, Ltd., Term Loan	6.500%	11/06/14	Ba2	1,008,921

	Diversified Telecommunication Services – 1.1%

331	Intelsat, Tranche B2, Term Loan A	2.728%	1/03/14	BB-	322,704
331	Intelsat, Tranche B2, Term Loan B	2.728%	1/03/14	BB-	322,605
331	Intelsat, Tranche B2, Term Loan C	2.728%	1/03/14	BB-	322,605
943	MetroPCS Wireless, Inc., Term Loan	2.500%	11/03/13	Ba1	925,765

1,936	Total Diversified Telecommunication Services				1,893,679

	Electric Utilities – 1.6%

777	Dynegy Holdings, Inc., Delayed Term Loan	4.000%	4/02/13	Ba2	766,004
216	Dynegy Holdings, Inc., Term Loan	4.000%	4/02/13	Ba2	213,122
1,950	TXU Corporation, Term Loan B2	3.730%	10/10/14	B+	1,606,178

2,943	Total Electric Utilities				2,585,304

	Health Care Equipment & Supplies – 1.8%

1,980	Biomet, Inc., Term Loan	3.282%	3/25/15	BB-	1,952,882
989	Renal Advantage, Inc., Term Loan	2.756%	10/06/12	N/R	959,234

2,969	Total Health Care Equipment & Supplies				2,912,116

	Health Care Providers & Services – 5.5%

97	Community Health Systems, Inc., Delayed Term Loan	2.502%	7/25/14	BB	94,755
1,896	Community Health Systems, Inc., Term Loan	2.502%	7/25/14	BB	1,850,363
2,444	HCA, Inc., Term Loan	2.540%	11/18/13	BB	2,388,735
456	IASIS Healthcare LLC, Delayed Term Loan	2.248%	3/14/14	Ba2	439,859
124	IASIS Healthcare LLC, Letter of Credit	2.247%	3/14/14	Ba2	119,385
1,317	IASIS Healthcare LLC, Term Loan	2.248%	3/14/14	Ba2	1,270,943
958	Quintiles Transnational Corporation, Term Loan B	2.300%	3/29/13	BB	933,883
1,995	Rehabcare Group, Inc., Term Loan B	6.000%	11/24/15	BB	2,016,197

9,287	Total Health Care Providers & Services				9,114,120

	Hotels, Restaurants & Leisure – 5.3%

1,920	24 Hour Fitness Worldwide, Inc., Term Loan B	2.755%	6/08/12	Ba3	1,915,200
680	CBRL Group, Inc., Term Loan B1	1.750%	4/27/13	BB-	674,783
24	CBRL Group, Inc., Term Loan B2	1.750%	4/26/13	BB-	24,290
994	Reynolds Group Holdings, Inc., US Term Loan	6.250%	11/05/15	BB-	1,005,033
1,995	SW Acquisitions Co., Inc., Term Loan	5.750%	6/01/16	BB+	2,014,328
89	Travelport LLC, Letter of Credit	2.790%	8/23/13	Ba3	86,694
445	Travelport LLC, Term Loan	2.790%	8/23/13	Ba3	432,065
590	Venetian Casino Resort LLC, Delayed Term Loan	2.050%	5/23/14	B-	541,235
2,334	Venetian Casino Resort LLC, Term Loan	2.050%	5/23/14	B-	2,142,904

9,071	Total Hotels, Restaurants & Leisure				8,836,532

	Insurance – 0.3%

498	Conseco, Inc., Term Loan	7.500%	10/10/13	B-	484,147

	IT Services – 2.2%

1,950	First Data Corporation, Term Loan B1	3.000%	9/24/14	B+	1,732,066
1,991	SunGard Data Systems, Inc., Term Loan B	1.979%	2/28/14	BB	1,927,058

3,941	Total IT Services				3,659,124

	Machinery – 0.4%

693	Manitowoc Company, Term Loan	7.500%	11/06/14	BB	694,950

	Media – 4.6%

2,156	Charter Communications Operating Holdings LLC, Term Loan	2.310%	3/06/14	BB+	2,086,329
299	Mediacom Broadband LLC, Tranche D, Term Loan	5.500%	3/31/17	BB-	301,485
958	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B (12)	18.250%	4/08/12	N/R	461,731
286	Nielsen Finance LLC, Term Loan A	2.229%	8/09/13	Ba3	275,121
611	Nielsen Finance LLC, Term Loan B	3.979%	5/02/16	Ba3	600,852
772	SuperMedia, Term Loan, (5), (6)	8.000%	12/31/15	B-	725,934
1,975	Tribune Company, Term Loan B, (5), (6)	3.000%	6/04/14	Ca	1,262,355
341	Tribune Company, Term Loan X, (5), (6)	2.750%	N/A	Ca	215,211
2,000	Univision Communications, Inc., Term Loan	2.540%	9/29/14	B2	1,786,494

9,398	Total Media				7,715,512

	Pharmaceuticals – 2.0%

2,106	Mylan Laboratories, Inc., Term Loan	3.551%	10/02/14	BB+	2,111,364
178	Warner Chilcott Corporation, Add on Term Loan	5.750%	4/30/15	BB+	178,197
496	Warner Chilcott Corporation, Term Loan A	5.500%	10/30/14	BB+	497,325
228	Warner Chilcott Corporation, Term Loan B1	5.750%	4/30/15	BB+	229,085
380	Warner Chilcott Corporation, Term Loan B2	5.750%	4/30/15	BB+	381,468

3,388	Total Pharmaceuticals				3,397,439

	Real Estate Management & Development – 0.7%

1,184	LNR Property Corporation, Term Loan B	3.480%	7/12/11	CCC	1,088,206

	Road & Rail – 1.0%

1,757	Swift Transportation Company, Inc., Term Loan	8.250%	5/10/14	B-	1,686,167

	Trading Companies & Distributors – 0.6%

192	Brenntag Holdings GmbH & Co. KG, Acquisition Facility	2.007%	1/20/14	BB-	189,021
786	Brenntag Holdings GmbH & Co. KG, Facility B2	1.997%	1/20/14	BB-	774,158

978	Total Trading Companies & Distributors				963,179

$49,938	Total Variable Rate Senior Loan Interests (cost $49,170,413)				46,942,129

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities – 0.5% (0.4% of Total Investments)

	Commercial Banks – 0.2%

250	Wells Fargo & Company, Series K	7.980%	N/A (9)	A-	$262,500

	Diversified Financial Services – 0.3%

500	JP Morgan Chase & Company	7.900%	N/A (9)	BBB+	534,852

	Total Capital Preferred Securities (cost $687,625)				797,352

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 4.7% (3.5% of Total Investments)

7,784	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $7,783,886, collateralized by $7,920,000 U.S Treasury Notes, 2.375%, due 8/31/14, value $7,939,800	0.000%	4/01/10		$7,783,886

	Total Short-Term Investments (cost $7,783,886)				7,783,886

	Total Investments (cost $210,751,325) – 133.9%				222,507,901

	Borrowings – (31.7)% (7), (8)				(52,600,000)

	Other Assets Less Liabilities – (2.2)%				(3,730,170)

	Net Assets Applicable to Common Shares – 100%				$166,177,731

	Investments in Derivatives

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (10)	Date	Price	Value

	CALL OPTIONS WRITTEN

(820)	Anglogold Limited	$(3,280,000)	10/16/10	$40.0	$(270,600)

(7,320)	Citigroup Inc.	(2,928,000)	9/18/10	4.0	(340,380)

(2,664)	Genworth Financial Inc.	(4,528,800)	9/18/10	17.0	(773,892)

(330)	Union Pacific Corporation	(2,475,000)	8/21/10	75.0	(125,400)

(11,134)	Total Call Options Written (premiums received $1,193,024)	(13,211,800)			(1,510,272)

Fair Value Measurements
In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks*	$154,188,801	$2,078,703	$—	$156,267,504
Preferred Securities**	8,613,922	2,900,460	—	11,514,382
Variable Rate Senior Loan Interests	—	46,942,129	—	46,942,129
Short-Term Investments	7,783,886	—	—	7,783,886
Derivatives:
Call Options Written	(1,510,272)	—	—	(1,510,272)

Total	$169,076,337	$51,921,292	$—	$220,997,629

*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as level 2.

*	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the end of the reporting period, if any.
Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.
The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument	Location	Value	Location	Value

Equity Price	Options	—	$—	Call options written, at value	$1,510,272

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2010, the cost of investments was $213,883,636.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$29,594,535
Depreciation	(20,970,270)

Net unrealized appreciation (depreciation) of investments	$8,624,265

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(4)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(5)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(6)	At or subsequent to March 31, 2010, this issue was under the protection of the Federal Bankruptcy Court.

(7)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2010, investments with a value of $108,846,859 have been pledged as collateral for Borrowings.

(8)	Borrowings as a percentage of Total Investments is 23.6%.

(9)	Perpetual security. Maturity date is not applicable.

(10)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(11)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(12)	At or Subsequent to March 31, 2010, the Fund’s Adviser concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

N/A	Not applicable.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Tax Advantaged Total Return Strategy Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 28, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 28, 2010